INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 181,612,000	$ 102,016,000
Impairment loss recognized in profit or loss	1,017,000	80,000	$ 83,000
Customer relationships and contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	86,631,000	57,255,000
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	309,755,000	188,049,000	148,164,000
Additions related to business combinations (note 26.2)	82,255,000	14,204,000
Additions from separate acquisitions	9,818,000	8,532,000
Additions from internal development	36,871,000	29,713,000
Derecognition	6,182,000	12,565,000
Translation	(1,056,000)	1,000
Cost | Customer relationships and contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	126,623,000	85,807,000	74,792,000
Additions related to business combinations (note 26.2)	41,802,000	11,017,000
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Derecognition	0	0
Translation	(986,000)	(2,000)
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(128,143,000)	(86,033,000)	(61,443,000)
Impairment loss recognized in profit or loss	1,017,000	80,000
Additions related to business combinations (note 26.2)	47,365,000
Additions from separate acquisitions		36,654,000
Derecognition	(4,651,000)	(12,153,000)
Translation	(1,621,000)	9,000
Amortization and impairment | Customer relationships and contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(39,992,000)	(28,552,000)	(13,459,000)
Impairment loss recognized in profit or loss	0	0
Additions related to business combinations (note 26.2)	12,945,000
Additions from separate acquisitions		15,093,000
Derecognition	0	0
Translation	(1,505,000)	0
Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	43,170,000	32,227,000
Impairment loss recognized in profit or loss	$ 0	$ 0	$ 83,000